SHARE-BASED AWARDS	12 Months Ended
Dec. 31, 2020
SHARE-BASED AWARDS
SHARE-BASED AWARDS

14.SHARE-BASED AWARDS

2014 Stock Plan

Our 2014 Stock Plan (the “2014 Plan”), as last amended and approved by the board of directors on February 6, 2020, allowed the Company to grant up to 106,320,623 shares of common stock to employees, directors, and non-employees pursuant to awards of stock options, restricted stock or restricted stock units (“RSUs”) granted under the 2014 Plan. Upon the Closing, the remaining unallocated share reserve under the 2014 Plan was cancelled and no new awards will be granted under the 2014 Plan. Awards outstanding under the 2014 Plan were assumed by Opendoor Technologies upon the Closing and continue to be governed by the terms of the 2014 Plan.

2020 Equity Incentive Plans

In connection with the close of the Business Combination, the Company adopted the 2020 Incentive Award Plan (the “2020 Plan”) under which 43,508,048 shares of common stock were initially reserved for issuance. The 2020 Plan allows for the issuance of stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents and other stock or cash based awards. The number of shares of the Company’s common stock available for issuance under the 2020 Plan automatically increases on the first day of each calendar year, beginning January 1, 2022 and ending on and including January 1, 2030, by the lesser of (a) a number equal to the excess (if any) of (1) 5% of the aggregate number of shares of common Stock outstanding on the final day of the immediately preceding calendar year over (2) the number of shares of common Stock then reserved for issuance under the 2020 Plan as of such date, and (b) such smaller number of shares determined by the Company’s board of directors. As of December 31, 2020, no awards have been granted under the 2020 Plan.

In connection with the close of the Business Combination, the Company’s board of directors approved the 2020 Employee Stock Purchase Plan (“ESPP”). There are 5,438,506 shares of common stock initially reserved for issuance under the ESPP. The number of shares of the Company’s common stock available for issuance under the ESPP automatically increases on the first day of each calendar year, beginning January 1, 2022 and ending on and including January 1, 2030, by the lesser of (a) 1% of the total number of shares of common stock outstanding on December 31 of the immediately preceding calendar year and (b) such number of shares as is determined by the Company’s board of directors; provided that, no more than 54,385,060 shares may be issued under the ESPP. As of December 31, 2020, no shares have been issued under the ESPP.

Stock options and RSUs

Option awards are generally granted with an exercise price equal to the fair value of the Company’s common stock at the date of grant. Options are exercisable over a maximum term of 10 years from the date of grant and generally vest over a period of four years. Incentive stock options granted to a 10% shareholder are exercisable over a maximum term of five years from the date of grant.

A summary of the stock option activity for the year ended December 31, 2020, is as follows:

			Weighted-
		Weighted-	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in thousands)	Price	Term (in years)	(in thousands)
Balance – December 31, 2019	22,633	$3.00	6.9	$110,481
Retroactive conversion of shares due to Business Combination	13,976	(1.15)
Balance – December 31, 2019, as converted	36,609	$1.85	6.9	$110,481
Granted	—
Exercised	(5,649)	1.33
Forfeited	(5,513)	2.04
Expired	(1,289)	2.22
Balance – December 31, 2020	24,158	1.91	5.4	$502,767
Exercisable – December 31, 2020	18,961	1.55	4.6	$401,436

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock. The total intrinsic value of options exercised for the years ended December 31, 2020 2019 and 2018, was $46.2 million, $9.7 million, and $39.2 million, respectively.

The weighted-average grant date fair value per option granted for the years ended December 31, 2019 and 2018 were $1.50,  respectively. There were no options granted during the year ended December 31, 2020.

RSUs typically vest upon both a service-based requirement, generally over a four year period, and a performance condition. For certain awards, the performance condition is met by the completion of a Company liquidity event, which is generally defined as a change of control event or the effective date of a registration statement of the Company filed under the Securities Act for the sale of the Company’s common stock. In February 2021, the Company completed an underwritten public offering, which met the liquidity event vesting condition and triggered the recognition of compensation expense for certain RSUs for which the time-based vesting condition had been satisfied or partially satisfied. For further information on the February 2021 underwritten public offering, see “Note 21 — Subsequent Events” If a participant terminates service, any portion of an RSU unit that has met the service-based requirement will remain outstanding and remain eligible to vest when the performance condition has been satisfied. The vesting requirements of the RSUs typically have a maximum term of seven years from the date of grant.

A summary of the RSU activity for the year ended December 31, 2020, is as follows:

		Weighted-
	Number of	Average
	RSUs	Grant-Date
	(in thousands)	Fair Value
Unvested and outstanding – December 31, 2019	14,070	6.79
Retroactive conversion of shares due to Business Combination	8,689	(2.59)
Unvested and outstanding – December 31, 2019, as converted	22,759	$4.20
Granted	29,189	15.67
Forfeited	(5,423)	4.33
Unvested and outstanding – December 31, 2020	46,525	10.88
Vested and outstanding – December 31, 2020	—	—

Restricted Shares

We have granted Restricted Shares to certain continuing employees, primarily in connection with acquisitions. The Restricted Shares vest upon satisfaction of a service condition, which generally ranges from three to four years.

A summary of the Restricted Shares activity for the year ended December 31, 2020 is as follows:

	Number of	Average
	Restricted Shares	Grant-Date
	(In thousands)	Fair Value
Unvested – December 31, 2019	2,156	$5.98
Retroactive conversion of shares due to Business Combination	1,331	$(2.28)
Unvested – December 31, 2019, as converted	3,487	$3.70
Granted	—	—
Vested	(1,339)	3.63
Unvested – December 31, 2020	2,148	$3.74
Vested and outstanding – December 31, 2020	—	—

The total intrinsic value of Restricted Shares vested for the years ended December 31, 2020, 2019, and 2018 was $8.9 million, $1.5 million, and $0.1 million respectively.

Stock-based compensation expense

Stock-based compensation expense is allocated based on the cost center to which the award holder belongs. The following table summarizes total stock-based compensation expense by function as presented in the statements of operations for the years ended December 31, 2020, 2019 and 2018, as follows (in thousands):

	2020	2019	2018
General and administrative	$33,020	$6,456	$8,424
Sales, marketing and operations	1,203	1,767	1,905
Technology and development	3,782	4,973	4,645
Total stock-based compensation expense	$38,005	$13,196	$14,974

During 2020, the Company issued market condition RSUs to certain executives. The grant-date fair value for the awards is $357.4 million, which will be recognized over a requisite service period ranging from 6 months to 3.5 years. The Company recognized $19.9 million of compensation expense in 2020 related to the executive’s awards.

As of December 31, 2020, there was $13.5 million of unamortized stock-based compensation costs related to unvested stock options and Restricted Shares for which vesting is not contingent on a qualifying event. The unamortized compensation costs are expected to be recognized over a weighted-average period of approximately 1.8 years.

As of December 31, 2020, there was $503.0 million of unrecognized stock-based compensation costs relating to unvested RSUs. Of this amount, $80.2 million relates to awards for which the time-based vesting condition had been satisfied or partially satisfied and will be recognized by completion of the liquidity event performance condition; as of December 31, 2020, there were 9,201,201 RSUs which had fully satisfied the time-based vesting condition.

Valuation of options

The Black-Scholes Model used to value stock options incorporates the following assumptions:

Fair Value of Common Stock

The fair value of the common stock underlying the stock option awards was determined by the board of directors. Given the absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions and (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale, given prevailing market conditions.

Volatility

The expected stock price volatilities are estimated based on the historical and implied volatilities of comparable publicly traded companies as the Company does not have sufficient history of trading its common stock.

Risk-Free Interest Rate

The risk-free interest rates are based on U.S. Treasury yields in effect at the grant date for notes with comparable terms as the awards.

Expected Life

The expected term of options granted to employees is determined using the simplified method, which allows the Company to estimate the expected life as the midpoint between the vesting period and the contractual term, as the Company's historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term.

Dividend Yield

The expected dividend yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

The range of assumptions used in the Black-Scholes Model for employee and non-employee stock options for 2019, and 2018 are as follows:

	2019 Range	2018 Range
Fair value	$4.22 – $4.29	$1.42 – $3.02
Volatility	32% – 45%	32% – 34%
Risk-free rate	1.63% – 2.34%	2.68% – 3.17%
Expected life (in years)	5 – 7	5 – 7
Expected dividend	$—	$—

Valuation of RSU’s and Restricted Stock

Prior to the Business Combination, given the absence of a public trading market, the Company’s board of directors considered numerous objective and subjective factors to determine the fair value of common stock at each meeting at which awards were approved. These factors include, but were not limited to, contemporaneous valuations of common stock performed by an independent valuation specialist; developments in the Company’s business and stage of development; the Company’s operational and financial performance and condition; issuances of preferred stock and the rights and preferences of preferred stock relative to common stock; current condition of capital markets and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company; and the lack of marketability of the Company’s common stock. For financial reporting purposes, the Company considers the amount of time between the valuation date and the grant date to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. The determination includes an evaluation of whether the subsequent valuation indicates that any significant change in valuation had occurred between the previous valuation and the grant date.